Note 2 - Principles of Consolidation, Accounting policies and measurement bases applied and recent IFRS pronouncements - Amortization Rate (Tables)	12 Months Ended
Dec. 31, 2019
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Amortization Rates
Depreciation rates for tangible assets

Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%

GPI Argentina
General Price Index
	2019	2018
GPI	285	184
Average GPI	233	152
Inflation of the period	55%	48%